UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21883
Oppenheimer Rochester Ohio Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: March 31
Date of reporting period: 09/30/2009

Item 1. Reports to Stockholders.

September 30, 2009

OPPENHEIMER ROCHESTER
OHIO
MUNICIPAL FUND

Oppenheimer Rochester™ Ohio Municipal Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

September 30, 2009 Oppenheimer Management RochesterTM Ohio Commentaries and Municipal Fund Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements “Technology allows investors to be more informed than ever, but it doesn’t change our advice to shareholders: Invest for the long term and let tax-free income compound over time.” — Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester 1234

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	16.4%
Hospital/Health Care	13.3
Special Assessment	9.9
Adult Living Facilities	7.2
Marine/Aviation Facilities	5.9
General Obligation	5.4
Tax Increment Financing (TIF)	5.3
Sales Tax Revenue	3.8
Multifamily Housing	3.2
Parking Fee Revenue	3.0
Portfolio holdings are subject to change. Percentages are as of September 30, 2009, and are based on total assets.

Credit Allocation

AAA	6.3%
AA	4.9
A	14.2
BBB	58.4
BB or lower	16.2
Credit allocations are subject to change. Percentages are based on the total market value of investments as of September 30, 2009. Market value, the total value of the Fund’s securities, does not include cash. Credit allocations include securities rated by national ratings organizations as well as unrated securities. Unrated securities have been assigned ratings by the manager and are deemed comparable, in the Manager’s judgment, to the rated securities in each category; they represented 32.94% of the Fund’s investments at the end of this reporting period. All ratings are shown as the equivalent S&P rating. AAA, AA, A and BBB are investment-grade ratings.
15 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester Ohio Municipal Fund.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, Fund summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.
Class B shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
16 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
17 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2009	September 30, 2009	September 30, 2009

Actual
Class A	$1,000.00	$1,318.10	$5.77
Class B	1,000.00	1,313.70	10.13
Class C	1,000.00	1,312.40	10.18

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.10	5.03
Class B	1,000.00	1,016.34	8.83
Class C	1,000.00	1,016.29	8.88
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2009 are as follows:

Class	Expense Ratios

Class A	0.99%
Class B	1.74
Class C	1.75
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
18 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—111.8%
Ohio—87.9%
$40,000	Adams County, OH Valley Local School District[1]	5.250%		12/01/2021	$40,053
1,000,000	American Municipal Power, OH (Prairie State Energy Campus)[1]	5.750		02/15/2039	1,095,250
35,000	Ashland County, OH Health Care Facilities (Good Shepherd Home for the Aged)[1]	6.050		12/15/2019	33,321
5,000	Athens County, OH Community Mental Health (Kevin Coleman Foundation/Mahoning County Chemical Obligated Group)[1]	6.000		03/01/2013	5,088
10,000	Auglaize County, OH (Lake Pleasant Central School)[1]	7.000		12/01/2011	10,054
100,000	Blue Ash, OH Tax Increment Financing (Duke Realty)[1]	5.000		12/01/2035	80,391
2,145,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125		06/01/2024	2,033,524
7,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2047	5,694,500
4,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.500		06/01/2047	3,576,640
53,300,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501	[2]	06/01/2052	1,176,331
25,000	Cambridge, OH Multifamily Hsg. (Cambridge Heights)[1]	6.150		01/20/2050	26,957
1,980,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	5.750		11/01/2022	1,976,278
75,000	Clermont County, OH Hospital Facilities (Mercy Health System)[1]	5.625		09/01/2021	75,019
155,000	Cleveland, OH Airport (Continental Airlines)[1]	5.375		09/15/2027	125,266
275,000	Cleveland, OH Airport (Continental Airlines)[1]	5.700		12/01/2019	243,584
410,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[1]	7.000		06/01/2018	409,959
150,000	Cleveland-Cuyahoga County, OH Port Authority (Perrysburg)[1]	4.800		11/15/2035	110,801
210,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.750		05/15/2020	198,647
390,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.800		05/15/2027	343,707
1,055,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	6.200		05/15/2022	1,020,006
5,000	Coldwater Village, OH School District[1]	5.350		12/01/2011	5,037
1,250,000	Columbus-Franklin County, OH Finance Authority, Series A1	6.000		05/15/2035	1,283,000
85,000	Cuyahoga County, OH Health Care Facilities (Menorah Park Center for Senior Living)[1]	6.600		02/15/2018	84,988
70,000	Cuyahoga County, OH Health Care Facilities (Senior Living Bet Moshev Zekenim)[1]	6.700		08/15/2028	65,239
F1 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$25,000	Cuyahoga County, OH Health Care Facilities (Senior Living Bet Moshev Zekenim)[1]	6.800%	02/15/2035	$22,966
45,000	Cuyahoga County, OH Hospital (Cleveland Clinic)[1]	5.125	01/01/2029	45,470
35,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.125	02/15/2013	35,070
25,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.125	02/15/2015	25,038
35,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.125	02/15/2017	35,038
130,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.250	02/15/2019	130,122
10,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.375	02/15/2012	10,018
10,000	Cuyahoga County, OH Hospital (W.O. Walker Center)[1]	5.000	01/01/2023	9,569
5,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	6.750	01/01/2010	5,060
1,290,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500	01/01/2030	1,315,916
225,000	Cuyahoga County, OH Multifamily (Allerton Apartments)[1]	5.400	08/20/2048	226,271
135,000	Cuyahoga County, OH Utility System (The Medical Center Company)[1]	5.850	08/15/2010	135,456
425,000	Dayton, OH Airport (James M. Cox)[1]	5.250	12/01/2023	390,261
20,000	Dayton, OH Airport (James M. Cox)[1]	5.350	12/01/2032	17,242
110,000	Erie County, OH Hospital Facilities (Firelands Regional Medical Center)[1]	5.500	08/15/2022	111,137
35,000	Erie County, OH Hospital Facilities (Firelands Regional Medical Center)[1]	5.625	08/15/2032	34,097
265,000	Fairfield County, OH Hospital Improvement (Lancaster-Fairfield Community Hospital)[1]	5.500	06/15/2021	265,811
25,000	Finneytown, OH Local School District[1]	5.800	12/01/2024	25,056
10,000	Franklin County, OH Health Care Facilities (Friendship Village of Columbus)[1]	5.250	08/15/2018	9,088
55,000	Franklin County, OH Health Care Facilities (Friendship Village of Columbus)[1]	5.375	08/15/2028	44,490
15,000	Franklin County, OH Health Care Facilities (Friendship Village of Columbus)[1]	5.375	08/15/2028	12,134
5,000	Franklin County, OH Health Care Facilities (Ohio Presbyterian Retirement Services)[1]	5.400	07/01/2010	5,014
10,000	Franklin County, OH Health Care Facilities (Ohio Presbyterian Retirement Services)[1]	5.500	07/01/2011	10,003
15,000	Franklin County, OH Health Care Facilities (Ohio Presbyterian Retirement Services)[1]	5.500	07/01/2017	13,984
390,000	Franklin County, OH Hospital (Trinity Health)[1]	5.800	06/01/2016	390,835
10,000	Franklin County, OH Industrial Devel. (FMC Corp.)[1]	7.125	10/01/2009	10,000
20,000	Franklin County, OH Mtg. (Briggs/Wedgewood Assoc.)[1]	5.650	11/20/2022	20,301
160,000	Franklin County, OH Mtg. (Villas at St. Therese)[1]	5.500	07/01/2021	140,734
F2 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$25,000	Franklin County, OH Multifamily Hsg. (Hamilton Creek)[1]	5.550%	07/01/2024	$25,011
40,000	Franklin County, OH Revenue (New Lincoln Lodge)[1]	6.850	02/01/2035	41,447
225,000	Glenwillow Village, OH GO1	5.875	12/01/2024	237,002
3,500,000	Greene County, OH (Greene Town Center)[1]	8.000	12/01/2034	3,790,850
192,500	Greene County, OH Economic Devel. (YMCA)[1]	6.000	12/01/2023	144,233
55,000	Greene County, OH University Hsg. (Central State University)[1]	5.100	09/01/2035	33,191
55,000	Greene County, OH University Hsg. (Central State University)[1]	5.375	09/01/2022	40,149
35,000	Greene County, OH University Hsg. (Central State University)[1]	5.625	09/01/2032	23,568
2,500,000	Grove City, OH Tax Increment Financing[1]	5.375	12/01/2031	1,773,600
49,000	Heath City, OH School District[1]	6.375	12/01/2027	49,961
5,000,000	Hickory Chase, OH Community Authority Infrastructure Improvement[1]	7.000	12/01/2038	3,263,700
1,775,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1]	5.000	12/01/2032	1,127,338
500,000	Lake County, OH Hospital Facilities (Lake Hospital System)[1]	6.000	08/15/2043	499,025
20,000	Lake County, OH Sewer District Improvements[1]	6.250	12/01/2014	20,095
5,000	Lakewood, OH GO1	5.125	12/01/2017	5,035
75,000	Lorain County, OH Elderly Hsg. Corp. (Harr Plaza)[1]	6.375	07/15/2019	71,555
10,000	Lorain County, OH Health Care Facilities (Kendal at Oberlin)[1]	5.250	02/01/2021	9,974
15,000	Lorain County, OH Health Care Facilities (Kendal at Oberlin)[1]	5.375	02/01/2012	15,017
10,000	Lorain County, OH Hospital (Catholic Healthcare Partners)[1]	5.375	10/01/2030	10,195
20,000	Lorain County, OH Hospital (Catholic Healthcare Partners)[1]	5.625	09/01/2016	20,034
15,000	Lorain County, OH Hospital (Catholic Healthcare Partners)[1]	5.625	09/01/2017	15,022
500,000	Lorain County, OH Multifamily Hsg. (Kensington Square)[1]	5.800	07/20/2050	533,920
200,000	Lorain County, OH Port Authority (Alumalloy LLC)[1]	6.000	11/15/2025	146,720
20,000	Lorain, OH GO1	5.650	12/01/2015	20,164
10,000	Lucas County, OH Hospital (Toledo Hospital/Flower Hospital/Promedica Continuing Care Services Corp. Obligated Group)[1]	5.375	11/15/2023	10,111
F3 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$50,000	Lucas County, OH Hospital (Toledo Hospital/Flower Hospital/Promedica Continuing Care Services Corp. Obligated Group)	5.625%	11/15/2018	$50,611
50,000	Mahoning County, OH Board of Education (Career & Technical Center)[1]	6.750	12/01/2036	51,391
80,000	Mahoning County, OH Hospital Facilities (Forum Health Obligated Group)[1]	5.000	11/15/2025	65,141
480,000	Mahoning County, OH Hospital Facilities (Forum Health/Trumbull Memorial Hospital/Beeghly Oaks)	6.000	11/15/2032	302,966
170,000	Marblehead, OH GO (Island View Waterline)[1]	5.250	12/01/2026	175,207
50,000	Meigs County, OH Industrial Devel. Revenue (Meigs Convalescent)[1]	8.250	12/01/2016	50,179
260,000	Middleburg Heights, OH Hospital (Southwest General Health Center)[1]	5.625	08/15/2015	263,380
550,000	Montgomery County, OH (Miami Valley Hospital)[1]	6.250	11/15/2033	579,436
55,000	Montgomery County, OH Sewer (Greater Moraine-Beaver Creek)[1]	5.600	09/01/2011	55,930
120,000	Muskingum County, OH Hospital Facilities (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC Obligated Group)[1]	5.400	12/01/2016	120,074
135,000	Muskingum County, OH Hospital Facilities (FSCCHM)[1]	5.375	02/15/2012	135,189
325,000	New Carlisle, OH (Twin Creek)[1]	6.125	11/01/2026	343,005
30,000	North Canton, OH Health Care Facilities (Waterford at St. Luke)[1]	5.800	11/15/2028	25,094
500,000	OH Air Quality Devel. Authority (Columbus Southern Power)[1]	5.800	12/01/2038	529,090
700,000	OH Air Quality Devel. Authority (Fostoria Ethanol)[1]	8.500	02/01/2020	504,112
50,000	OH Air Quality Devel. Authority (Fostoria Ethanol)[1]	10.000	02/01/2020	37,493
450,000	OH Air Quality Devel. Authority (JMG Funding)[1]	5.625	10/01/2022	412,097
805,000	OH Air Quality Devel. Authority (JMG Funding)[1]	5.625	01/01/2023	733,363
700,000	OH Air Quality Devel. Authority (Marion Ethanol)[1]	8.500	02/01/2020	504,112
580,000	OH Capital Corp. for Hsg. (Kent Gardens II)[1]	6.350	07/01/2015	580,162
5,000	OH Capital Corp. for Hsg. (Section 8 Asst. Hsg.)[1]	6.000	07/01/2015	5,010
150,000	OH Economic Devel. (Astro Instrumentation)[1]	5.450	06/01/2022	154,398
15,000	OH Economic Devel. (Ohio Enterprise Bond Fund)[1]	5.150	12/01/2017	15,549
35,000	OH Environmental Facilities (Ford Motor Company)	5.950	09/01/2029	23,136
65,000	OH Environmental Facilities (Ford Motor Company)	6.150	06/01/2030	43,768
170,000	OH Greater Cincinnati Elderly Hsg. Finance Corp. (Cambridge Apartments)[1]	6.600	08/01/2025	170,257
205,000	OH HFA[1]	5.250	09/01/2030	201,718
1,000,000	OH HFA[1]	5.400	09/01/2033	1,038,670
10,000	OH HFA (Oakleaf Village)[1]	5.700	09/01/2026	10,008
F4 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$300,000	OH HFA (Residential Mtg.)[1]	6.200%	09/01/2033	$317,631
20,000	OH HFA (Wind River Apartments)[1]	5.650	05/01/2032	20,012
10,000	OH HFA, Series A-1[1]	5.400	09/01/2029	10,030
500,000	OH Hospital Facility (Cleveland Clinic Foundation/Cleveland Clinic Health System —East Region Obligated Group)[1]	5.500	01/01/2034	536,290
850,000	OH Port Authority of Columbiana Solid Waste (A&L Salvage)[3,4,5]	14.500	07/01/2028	—
100,000	OH Port Authority of Columbiana Solid Waste (Liberty Waste Transportation)[1]	7.125	08/01/2025	78,152
2,000,000	OH RiverSouth Authority (Lazarus Building Redevel.)[1]	5.750	12/01/2027	1,835,220
60,000	OH Sewage & Solid Waste Disposal (Anheuser Busch)[1]	6.000	07/01/2035	60,160
600,000	OH Solid Waste Disposal (USG Corp.)	5.600	08/01/2032	435,696
950,000	OH Solid Waste Disposal (USG Corp.)[1]	5.650	03/01/2033	692,541
215,000	OH Solid Waste Disposal (USG Corp.)[1]	6.050	08/01/2034	164,604
250,000	OH Western Reserve Port Authority Solid Waste Facility (Central Waste)	6.350	07/01/2027	194,385
500,000	Orange Village, OH GO1	5.500	12/01/2027	510,875
390,000	Orange Village, OH GO (Chagrin)[1]	5.250	12/01/2024	396,774
50,000	Pike County, OH Hospital Facilities (Pike Health Services)[1]	6.750	07/01/2017	50,018
225,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.400	02/15/2034	174,431
10,000	Ravenna, OH GO1	6.300	02/01/2013	10,034
20,000	Seven Hills, OH GO1	6.250	12/01/2020	20,881
15,000	Sheffield, OH GO1	7.250	12/01/2011	15,030
5,000	Springboro, OH Special Assessment[1]	6.250	12/01/2014	5,111
25,000	Springboro, OH Special Assessment (Pioneer Blvd.)[1]	6.350	12/01/2014	25,060
940,000	Summit County, OH Port Authority[1]	6.500	05/15/2039	752,639
850,000	Sylvania, OH City School District[1]	5.000	12/01/2032	902,156
35,000	Toledo, OH GO1	6.350	12/01/2025	35,082
60,000	Toledo, OH Multifamily Hsg. (Commodore Perry)[1]	5.400	12/01/2023	60,414
95,000	Toledo, OH Multifamily Hsg. (Commodore Perry)[1]	5.450	12/01/2028	95,398
5,000	Toledo, OH Multifamily Hsg. (Hillcrest Apartments)[1]	5.250	12/01/2018	5,035
130,000	Toledo, OH Multifamily Hsg. (Hillcrest Apartments)[1]	5.300	12/01/2028	130,282
270,000	Toledo-Lucas County, OH Port Authority[1]	5.500	05/15/2020	223,193
2,680,000	Toledo-Lucas County, OH Port Authority (Crocker Park)[1]	5.375	12/01/2035	2,273,256
1,070,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	5.125	11/15/2025	848,424
50,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	5.400	05/15/2019	44,882
F5 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$975,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	6.000%	11/15/2027	$863,782
50,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	6.375	11/15/2032	44,035
170,000	Toledo-Lucas County, OH Port Authority (Preston)[1]	4.800	11/15/2035	121,047
1,050,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[1]	5.400	11/01/2036	980,721
1,405,000	Tuscarawas County, OH (Union Hospital Assoc.)[1]	6.500	10/01/2021	1,406,250
1,500,000	Warren County, OH Port Authority (Corridor 75 Park)[1]	7.500	12/01/2034	1,381,200
10,000	Warren, OH Waterworks[1]	5.000	11/01/2022	10,009
100,000	Wood County, OH Industrial Devel. (Schutz Container System)[1]	7.125	06/01/2013	100,960

				58,148,984

U.S. Possessions—23.9%
500,000	Guam GO1	6.750	11/15/2029	546,770
750,000	Guam GO1	7.000	11/15/2039	828,413
250,000	Northern Mariana Islands Commonwealth, Series A1	5.000	06/01/2030	187,550
1,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000	07/01/2044	1,037,080
800,000	Puerto Rico Electric Power Authority, Series UU1	1.100[6]	07/01/2031	575,000
20,000	Puerto Rico HFC[1]	5.100	12/01/2018	20,320
90,000	Puerto Rico IMEPCF (American Airlines)	6.450	12/01/2025	63,028
215,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600	10/01/2014	220,513
765,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250	10/01/2024	749,708
2,120,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500	10/01/2037	1,939,948
1,580,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	02/01/2019	1,535,302
15,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2016	15,028
5,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500	07/01/2012	5,002
75,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)[1]	5.750	06/01/2029	37,470
2,085,000	Puerto Rico Port Authority (American Airlines), Series A	6.250	06/01/2026	1,597,840
30,000	Puerto Rico Port Authority, Series D1	7.000	07/01/2014	30,086
15,000	Puerto Rico Public Buildings Authority[1]	5.125	07/01/2024	15,031
750,000	Puerto Rico Public Buildings Authority[1]	6.750	07/01/2036	833,723
500,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	546,980
250,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	270,030
500,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750	08/01/2037	542,165
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000[7]	08/01/2032	765,450
500,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.750	08/01/2057	545,460
500,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000	08/01/2042	551,100
15,000	University of V.I., Series A1	6.000	12/01/2019	14,075
F6 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions Continued
$1,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700%	07/01/2022	$930,760
335,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125	07/01/2022	343,958
500,000	V.I. Public Finance Authority, Series A1	5.625	10/01/2025	502,680
50,000	V.I. Water & Power Authority[1]	5.300	07/01/2021	47,600
500,000	V.I. Water & Power Authority, Series A1	5.000	07/01/2031	488,287

				15,786,357

Total Investments, at Value (Cost $80,481,362)—111.8%				73,935,341
Liabilities in Excess of Other Assets—(11.8)				(7,786,879)

Net Assets—100.0%				$66,148,462

Footnotes to Statement of Investments
1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Zero coupon bond reflects effective yield on the date of purchase.

3.	Issue is in default. See Note 1 of accompanying Notes.

4.	Illiquid security. The aggregate value of illiquid securities as of September 30, 2009 was $0. See Note 5 of accompanying Notes.

5.	Non-income producing security.

6.	Represents the current interest rate for a variable or increasing rate security.

7.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Ohio	$—	$58,148,984	$—	$58,148,984
U.S. Possessions	—	15,786,357	—	15,786,357

Total Assets	$—	$73,935,341	$—	$73,935,341

F7 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

BCC	Bethesda Company Care, Inc.
BCG	Bethesda Care Givers
BHA	Bethesda Hospital Assoc.
BHC	Bethesda Home Care
CSAHS	The Sisters of Charity of St. Augustine Health System
FSCCHM	Franciscan Sisters of Christian Charity Healthcare Ministry.
GO	General Obligation
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PP	Professionals PRN, Inc.
SSNH	Sunny Slope Nursing Home
TASC	Tobacco Settlement Asset-Backed Bonds
UHHS	University Hospitals Health System
V.I.	United States Virgin Islands
YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
September 30, 2009

Assets
Investments, at value (cost $80,481,362)—see accompanying statement of investments	$73,935,341
Cash	338,005
Receivables and other assets:
Interest	1,442,581
Shares of beneficial interest sold	269,672
Investments sold	268,826
Other	6,293

Total assets	76,260,718

Liabilities
Payables and other liabilities:
Payable on borrowings (See Note 6)	9,700,000
Shares of beneficial interest redeemed	238,939
Dividends	76,811
Distribution and service plan fees	32,636
Shareholder communications	5,607
Transfer and shareholder servicing agent fees	3,617
Trustees’ compensation	3,590
Interest expense on borrowings	2,449
Other	48,607

Total liabilities	10,112,256

Net Assets	$66,148,462

Composition of Net Assets
Par value of shares of beneficial interest	$6,477
Additional paid-in capital	84,535,704
Accumulated net investment income	569,853
Accumulated net realized loss on investments	(12,417,551)
Net unrealized depreciation on investments	(6,546,021)

Net Assets	$66,148,462

F9 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $42,852,368 and 4,194,043 shares of beneficial interest outstanding)	$10.22
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$10.73

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,811,932 and 275,364 shares of beneficial interest outstanding)	$10.21

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $20,484,162 and 2,007,276 shares of beneficial interest outstanding)	$10.20
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF OPERATINS Unaudited
For the Six Months Ended September 30, 2009

Investment Income
Interest	$2,329,318

Expenses
Management fees	152,609
Distribution and service plan fees:
Class A	38,520
Class B	11,728
Class C	80,657
Transfer and shareholder servicing agent fees:
Class A	11,212
Class B	1,459
Class C	6,860
Shareholder communications:
Class A	6,114
Class B	760
Class C	3,732
Borrowing fees	130,208
Interest expense on borrowings	25,083
Legal, auditing and other professional fees	24,966
Trustees’ compensation	1,025
Custodian fees and expenses	499
Other	3,538

Total expenses	498,970
Less waivers and reimbursements of expenses	(152,441)

Net expenses	346,529

Net Investment Income	1,982,789

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(7,255,883)
Net change in unrealized depreciation on investments	20,869,127

Net Increase in Net Assets Resulting from Operations	$15,596,033

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	September 30, 2009	March 31,
	(Unaudited)	2009

Operations
Net investment income	$1,982,789	$4,230,993
Net realized loss	(7,255,883)	(3,313,577)
Net change in unrealized depreciation	20,869,127	(19,073,099)

Net increase (decrease) in net assets resulting from operations	15,596,033	(18,155,683)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(1,362,542)	(2,813,302)
Class B	(77,686)	(150,229)
Class C	(533,178)	(995,687)

	(1,973,406)	(3,959,218)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	1,135,863	513,398
Class B	20,023	800,068
Class C	2,691,717	3,799,672

	3,847,603	5,113,138

Net Assets
Total increase (decrease)	17,470,230	(17,001,763)
Beginning of period	48,678,232	65,679,995

End of period (including accumulated net investment income of $569,853 and $560,470, respectively)	$66,148,462	$48,678,232

See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended September 30, 2009

Cash Flows from Operating Activities
Net increase in net assets from operations	$15,596,033

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(15,732,783)
Proceeds from disposition of investment securities	7,451,587
Short-term investment securities, net	5,147,850
Premium amortization	(7,593)
Discount accretion	(106,294)
Net realized loss on investments	7,255,883
Net change in unrealized depreciation on investments	(20,869,127)
Increase in interest receivable	(69,850)
Increase in receivable for securities sold	(268,826)
Decrease in other assets	40,496
Decrease in payable for securities purchased	(500,644)
Decrease in payable for accrued expenses	(20,936)

Net cash used in operating activities	(2,084,204)

Cash Flows from Financing Activities
Proceeds from bank borrowings	18,600,000
Payments on bank borrowings	(18,400,000)
Proceeds from shares sold	11,829,346
Payments on shares redeemed	(9,148,036)
Cash distributions paid	(831,266)

Net cash provided by financing activities	2,050,044

Net decrease in cash	(34,160)

Cash, beginning balance	372,165

Cash, ending balance	$338,005

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $1,146,320.
Cash paid for interest on bank borrowings—$29,282.
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	September 30, 2009	Year Ended March 31,
Class A	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$8.04	$11.41	$13.58	$12.80

Income (loss) from investment operations:
Net investment income[2]	.33	.70	.68	.61
Net realized and unrealized gain (loss)	2.18	(3.41)	(2.21)	.61

Total from investment operations	2.51	(2.71)	(1.53)	1.22

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.33)	(.66)	(.64)	(.44)

Net asset value, end of period	$10.22	$8.04	$11.41	$13.58

Total Return, at Net Asset Value[3]	31.81%	(24.44)%	(11.67)%	9.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,852	$32,743	$47,326	$22,292

Average net assets (in thousands)	$36,972	$42,433	$39,710	$12,528
Ratios to average net assets:[4]
Net investment income	7.39%	7.06%	5.34%	5.81%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.96%	0.97%	0.90%	0.99%
Interest and fees from borrowings	0.56%	0.95%	0.79%	1.50%
Interest and fees on short-term floating rate notes issued[5]	—	0.32%	0.73%	0.17%

Total expenses	1.52%	2.24%	2.42%	2.66%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	0.99%	1.12%	1.53%	0.97%

Portfolio turnover rate	14%	26%	93%	2%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expense ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 0.80%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

	Six Months
	Ended
	September 30, 2009	Year Ended March 31,
Class B	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$8.03	$11.40	$13.58	$12.80

Income (loss) from investment operations:
Net investment income[2]	.30	.63	.59	.52
Net realized and unrealized gain (loss)	2.18	(3.42)	(2.23)	.62

Total from investment operations	2.48	(2.79)	(1.64)	1.14

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.30)	(.58)	(.54)	(.36)

Net asset value, end of period	$10.21	$8.03	$11.40	$13.58

Total Return, at Net Asset Value[3]	31.37%	(25.04)%	(12.41)%	9.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,812	$2,196	$2,316	$935

Average net assets (in thousands)	$2,343	$2,481	$1,872	$419

Ratios to average net assets:[4]
Net investment income	6.66%	6.52%	4.67%	4.96%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.85%	1.91%	1.84%	2.45%
Interest and fees from borrowings	0.56%	0.95%	0.79%	1.50%
Interest and fees on short-term floating rate notes issued[5]	—	0.32%	0.73%	0.17%

Total expenses	2.41%	3.18%	3.36%	4.12%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.74%	1.87%	2.28%	1.72%

Portfolio turnover rate	14%	26%	93%	2%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expense ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	September 30, 2009	Year Ended March 31,
Class C	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$8.03	$11.39	$13.57	$12.80

Income (loss) from investment operations:
Net investment income[2]	.30	.63	.59	.46
Net realized and unrealized gain (loss)	2.17	(3.41)	(2.23)	.67

Total from investment operations	2.47	(2.78)	(1.64)	1.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.30)	(.58)	(.54)	(.36)

Net asset value, end of period	$10.20	$8.03	$11.39	$13.57

Total Return, at Net Asset Value[3]	31.24%	(24.97)%	(12.43)%	9.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,484	$13,739	$16,038	$3,895

Average net assets (in thousands)	$16,124	$16,693	$11,872	$784

Ratios to average net assets:[4]
Net investment income	6.61%	6.41%	4.64%	4.48%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.78%	1.87%	1.75%	1.95%
Interest and fees from borrowings	0.56%	0.95%	0.79%	1.50%
Interest and fees on short-term floating rate notes issued[5]	—	0.32%	0.73%	0.17%

Total expenses	2.34%	3.14%	3.27%	3.62%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.75%	1.87%	2.28%	1.72%

Portfolio turnover rate	14%	26%	93%	2%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expense ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester Ohio Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and Ohio state income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing
F17 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
“bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of September 30, 2009 is as follows:

Cost	$971,844
Market Value	$—
Market Value as a % of Net Assets	—%
F18 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.
During the fiscal year ended March 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of March 31, 2009, the Fund had available for federal income tax purposes post-October losses of $2,088,022 and unused capital loss carryforwards as follows:

Expiring

2015	$5
2016	809,696
2017	2,144,196

Total	$2,953,897

As of September 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $12,297,802 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal
F19 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
income tax purposes as of September 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$80,614,106

Gross unrealized appreciation	$2,990,131
Gross unrealized depreciation	(9,668,896)

Net unrealized depreciation	$(6,678,765)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$206
Payments Made to Retired Trustees	—
Accumulated Liability as of September 30, 2009	2,161
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
F20 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	900,307	$8,110,440	2,041,645	$20,170,311
Dividends and/or distributions reinvested	90,448	812,793	162,147	1,556,254
Redeemed	(870,567)	(7,787,370)	(2,279,387)	(21,213,167)

Net increase (decrease)	120,188	$1,135,863	(75,595)	$513,398

F21 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Amount	Shares	Amount

Class B
Sold	41,909	$375,303	171,922	$1,705,637
Dividends and/or distributions reinvested	4,168	37,330	10,770	100,190
Redeemed	(44,119)	(392,610)	(112,404)	(1,005,759)

Net increase	1,958	$20,023	70,288	$800,068

Class C
Sold	396,013	$3,570,512	769,606	$8,097,415
Dividends and/or distributions reinvested	33,019	296,197	54,681	511,091
Redeemed	(133,161)	(1,174,992)	(520,639)	(4,808,834)

Net increase	295,871	$2,691,717	303,648	$3,799,672

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$15,732,783	$7,451,587
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 30, 2009, the Fund paid $18,997 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided
F22 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2009 were as follows:

Class B	$66,917
Class C	225,215
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2009	$16,938	$—	$21,742	$936

Waivers and Reimbursements of Expenses. Prior to July 1, 2009, the Manager had voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” excluding expenses attributable to the Fund’s investments in inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares. Effective
F23 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings. This voluntary undertaking may be amended or withdrawn by the Manager at any time without shareholder notice. During the six months ended September 30, 2009, the Manager reimbursed $96,876, $7,814 and $47,751 for Class A, Class B and Class C shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of September 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.3176% as of September 30, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings
F24 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended September 30, 2009 equal 0.56% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of September 30, 2009, the Fund had borrowings outstanding at an interest rate of 0.3176%. Details of the borrowings for the six months ended September 30, 2009 are as follows:

Average Daily Loan Balance	$8,000,000
Average Daily Interest Rate	0.616%
Fees Paid	$90,436
Interest Paid	$29,282
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 17, 2009, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
During 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A lawsuit has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. Other
F25 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance or the Manager, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F26 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
19 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Ohio municipal debt funds. The Board noted that the Fund’s one-year and since inception performance were below its peer group median as of December 31, 2008. The Board also noted that the Fund’s recent performance has improved and its year-to date performance through June 30, 2009 (the most recent date available at the Board meeting at which the independent Trustees considered the matter) was in the top quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other Ohio municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive fees, after which total expenses after
20 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

payments, waivers, and/or reimbursements and reduction to custodian expenses (excluding expenses attributable to the Fund’s investments in inverse floaters and interest and fees from borrowing) will not exceed 0.80% for Class A shares and 1.55% for Class B shares and Class C shares, respectively, of average annual net assets for each share class, which may be modified or terminated at any time without notice to shareholders. The Board noted that the Fund’s contractual and actual management fees and total expenses were lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
21 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
22 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a)	Not applicable.

b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Not applicable to semiannual reports.

	(2)	Exhibits attached hereto.

	(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rochester Ohio Municipal Fund

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer

Date:	11/10/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer

Date:	11/10/2009

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date:	11/10/2009